Consolidated Statements of Changes in Equity (Parenthetical) - USD ($)			12 Months Ended
	Jul. 25, 2017	Jul. 19, 2015	May 31, 2018	May 31, 2017	May 31, 2016
Unrealized gain on available-for-sale investments, tax effect			$ 8,825,000	$ 3,762,000	$ 0
Special cash dividend declared per share	$ 0.45	$ 0.4
Cash paid for dividend		$ 62,668	71,153,000		62,668,000
Special cash dividend declared date		Jul. 19, 2015
Dividend payment date		Oct. 07, 2015
Shareholders date of record		Sep. 04, 2015
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax effect			8,825,000	3,762,000	0
Retained Earnings [Member]
Cash paid for dividend	$ 71,153
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax effect			8,825,000	3,762,000	0
Non-controlling Interests [Member]
Unrealized gain on available-for-sale investments, tax effect			$ 8,825,000	$ 3,762,000	$ 0
Fiscal Year 2018 Dividend [Member]
Special cash dividend declared date	Jul. 25, 2017
Dividend payment date	Oct. 06, 2017
Shareholders date of record	Sep. 01, 2017